Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 7,956	$ 10,610	$ 27,420	$ 30,891
Interest expense	2,817	5,592	11,595	16,253
Net interest income	5,139	5,018	15,825	14,638
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	1,663	3,210	7,084	8,997
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	213	298	827	857
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	6,080	7,102	19,509	21,037
Interest expense [member] | Financial liabilities measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	1,112	2,808	5,107	7,905
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 1,705	$ 2,784	$ 6,488	$ 8,348